Pension And Postretirement Benefits (Fair Value Assets Measured On Recurring Basis Unobservable Input (Level 3) Reconciliation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	$ 10,688	$ 11,465
Realized gains (losses)	870	1,543
Unrealized gains (losses)	3	(323)
Transfers in	19	22
Transfers out	(19)	(25)
Purchases	939	1,265
Sales	(2,841)	(3,259)
Balance, end of year	9,659	10,688
Pension Assets [Member] | Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	0	0
Realized gains (losses)	(1)	0
Unrealized gains (losses)	1	0
Transfers in	0	0
Transfers out	0	0
Purchases	0	1
Sales	0	(1)
Balance, end of year	0	0
Pension Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	444	547
Realized gains (losses)	29	41
Unrealized gains (losses)	(16)	(1)
Transfers in	0	0
Transfers out	0	(3)
Purchases	29	55
Sales	(110)	(195)
Balance, end of year	376	444
Pension Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	5,399	5,724
Realized gains (losses)	426	696
Unrealized gains (losses)	132	(76)
Transfers in	0	0
Transfers out	(19)	(22)
Purchases	436	531
Sales	(1,448)	(1,454)
Balance, end of year	4,926	5,399
Pension Assets [Member] | Real Estate And Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	4,845	5,194
Realized gains (losses)	416	806
Unrealized gains (losses)	(114)	(246)
Transfers in	19	22
Transfers out	0	0
Purchases	474	678
Sales	(1,283)	(1,609)
Balance, end of year	4,357	4,845
Postretirement Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	317	446
Realized gains (losses)	(18)	42
Unrealized gains (losses)	23	(17)
Transfers in	40
Transfers out	(26)	(1)
Purchases	31	6
Sales	(115)	(159)
Balance, end of year	252	317
Postretirement Assets [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	3	26
Realized gains (losses)	0	0
Unrealized gains (losses)	0	1
Transfers in	15
Transfers out	(1)	(1)
Purchases	0	0
Sales	(1)	(23)
Balance, end of year	16	3
Postretirement Assets [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	218	309
Realized gains (losses)	(16)	45
Unrealized gains (losses)	24	(29)
Transfers in	0
Transfers out	0	0
Purchases	30	6
Sales	(101)	(113)
Balance, end of year	155	218
Postretirement Assets [Member] | Real Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, beginning of year	96	111
Realized gains (losses)	(2)	(3)
Unrealized gains (losses)	(1)	11
Transfers in	25
Transfers out	(25)	0
Purchases	1	0
Sales	(13)	(23)
Balance, end of year	$ 81	$ 96